Finance income, finance costs and revaluation of financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Finance Income, Finance Costs and Revaluation of Financial Instruments

Finance income includes:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Income from equity investments	10.3	5.4	16.8
Interest income	38.0	39.5	78.4
	48.3	44.9	95.2

Finance costs include:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Net interest expense on pension plans	2.2	3.3	6.3
Interest on other long-term employee benefits	1.9	1.7	3.9
Interest payable and similar charges	130.1	128.5	259.6
	134.2	133.5	269.8

Revaluation of financial instruments include:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Movements in fair value of treasury instruments	3.6	5.0	1.1
Revaluation of investments held at fair value through profit or loss	26.5	—	—
Revaluation of put options over non-controlling interests	21.3	9.5	52.5
Revaluation of payments due to vendors (earnout agreements)	29.7	69.4	208.6
	81.1	83.9	262.2